John Hancock Financial Services
U.S. Wealth Management
601 Congress Street
Boston, MA 02210
(617) 663-4324
Fax: (617) 663-2196
E-Mail: nkolokithas@jhancock.com

Name:	Nicholas J. Kolokithas
Title:	Assistant Vice President and Senior Counsel
October 4, 2011
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	John Hancock Bond Trust (the “Trust”), on behalf of:
John Hancock Government Income Fund,
John Hancock High Yield Fund, and
John Hancock Investment Grade Bond Fund
File Nos. 002-66906; 811-03006

CERTIFICATION UNDER RULE 497(j)
Ladies and Gentlemen:
Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), in lieu of filing under paragraph (c) of Rule 497, the undersigned hereby certifies on behalf of the Trust that the form of prospectuses and statement of additional information for the Trust that would have been filed under paragraph (c) of Rule 497 do not differ from the Prospectuses and Statement of Additional Information, each dated October 1, 2011, contained in Post-Effective Amendment No. 68 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Post-Effective Amendment No. 72 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the Securities and Exchange Commission on September 26, 2011.

Sincerely,

/s/ Nicholas J. Kolokithas Nicholas J. Kolokithas, Esq.
Assistant Secretary of the Trust